BUSINESS COMBINATIONS (Details 1) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013	Aug. 31, 2012	May 31, 2011	Aug. 31, 2013	Aug. 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Revenues	$ 7,592,735	$ 7,509,480	$ 6,189,220	$ 1,205,786	$ 13,458,299	$ 11,267,571	$ 26,210,101	$ 11,950,370	$ 2,821,213
Net loss	(3,374,255)		(2,299,598)		(9,389,459)	(7,241,871)	(48,837,295)	(22,603,202)	(12,478,478)
NET LOSS PER SHARE - basic and diluted	$ (0.03)	$ (0.07)	$ (0.02)	$ (0.06)	$ (0.07)	$ (0.08)	$ (0.47)	$ (0.28)	$ (0.21)
Hipcricket
Revenues								16,884,243	9,777,066
Net loss								$ (33,558,692)	$ (18,576,523)
Weighted average common shares								85,750,453	71,722,254
NET LOSS PER SHARE - basic and diluted								$ (0.39)	$ (0.26)